ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

6.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of June 30, 2026 and 2025 (in thousands):

	June 30,
	2026	2025
Income taxes payable	¥44,566	¥439,303
Consumption tax payable	17,466	110,731
Other deposits received	66,091	64,032
Accrued payroll expense	65,878	59,472
Warranty reserves	22,115	28,783
Short-term finance lease liabilities	26,633	28,464
Accrued vacation	6,643	7,142
Other current liabilities	83,616	26,993
Accrued expenses and other current liabilities	¥333,008	¥764,920